Quarterly Holdings Report
for
Fidelity Flex® International Focused Index Fund
July 31, 2026
FXI-NPRT3-0926
1.9918056.101
Common Stocks - 96.5%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vista Energy SAB de CV ADR (b)	259	18,246
AUSTRALIA - 4.5%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
CAR Group Ltd	4,138	75,555
REA Group Ltd	18	2,033
SEEK Ltd	3,942	40,672
TOTAL COMMUNICATION SERVICES		118,260
Consumer Discretionary - 0.3%
Broadline Retail - 0.1%
Wesfarmers Ltd	2,326	145,690
Hotels, Restaurants & Leisure - 0.2%
Aristocrat Leisure Ltd	5,435	244,276
Specialty Retail - 0.0%
JB Hi-Fi Ltd	1,052	60,519
TOTAL CONSUMER DISCRETIONARY		450,485
Consumer Staples - 0.2%
Beverages - 0.0%
Treasury Wine Estates Ltd	1,203	4,161
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	11,889	200,841
Metcash Ltd	13,724	29,304
Woolworths Group Ltd	785	21,905
		252,050
TOTAL CONSUMER STAPLES		256,211
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Santos Ltd	30,418	168,934
Whitehaven Coal Ltd	6,615	32,668
Woodside Energy Group Ltd	3,012	70,496
TOTAL ENERGY		272,098
Financials - 1.6%
Banks - 1.2%
ANZ Group Holdings Ltd	15,637	408,674
Commonwealth Bank of Australia	5,624	703,028
National Australia Bank Ltd	8,419	243,780
Westpac Banking Corp	16,857	447,002
		1,802,484
Capital Markets - 0.1%
HUB24 Ltd	619	36,859
Macquarie Group Ltd	678	120,358
		157,217
Insurance - 0.3%
Insurance Australia Group Ltd	27,461	163,618
Medibank Pvt Ltd	31,836	115,397
QBE Insurance Group Ltd	12,563	217,902
		496,917
TOTAL FINANCIALS		2,456,618
Health Care - 0.2%
Biotechnology - 0.0%
CSL Ltd	332	28,705
Health Care Providers & Services - 0.2%
EBOS Group Ltd	2,392	31,012
Sigma Healthcare Ltd	65,719	135,512
Sonic Healthcare Ltd	5,791	88,628
		255,152
Health Care Technology - 0.0%
Pro Medicus Ltd	592	67,345
TOTAL HEALTH CARE		351,202
Industrials - 0.3%
Commercial Services & Supplies - 0.2%
Brambles Ltd	11,855	162,743
Passenger Airlines - 0.0%
Qantas Airways Ltd	8,509	59,214
Professional Services - 0.1%
ALS Ltd	6,050	91,314
Trading Companies & Distributors - 0.0%
SGH Ltd	2,486	76,881
Transportation Infrastructure - 0.0%
Transurban Group unit	1,724	17,903
TOTAL INDUSTRIALS		408,055
Information Technology - 0.1%
IT Services - 0.0%
NEXTDC Ltd (b)	5,679	53,414
Software - 0.1%
Technology One Ltd	3,488	76,076
TOTAL INFORMATION TECHNOLOGY		129,490
Materials - 1.4%
Chemicals - 0.1%
Orica Ltd	5,387	88,000
Metals & Mining - 1.3%
BHP Group Ltd	15,880	669,351
BlueScope Steel Ltd	5,025	115,255
Glencore PLC	50,619	372,827
Northern Star Resources Ltd	12,063	167,179
Ramelius Resources Ltd	13,575	29,194
Rio Tinto Ltd	2,302	274,356
Rio Tinto PLC	3,063	297,631
South32 Ltd	49,633	158,235
		2,084,028
TOTAL MATERIALS		2,172,028
Real Estate - 0.2%
Diversified REITs - 0.0%
GPT Group/The unit	21,263	76,587
Industrial REITs - 0.0%
Goodman Group unit	2,186	45,510
Retail REITs - 0.2%
Scentre Group unit	60,092	164,984
Vicinity Ltd unit	45,607	85,711
		250,695
TOTAL REAL ESTATE		372,792
Utilities - 0.0%
Gas Utilities - 0.0%
Apa Group unit	13,827	98,910
Multi-Utilities - 0.0%
AGL Energy Ltd	430	2,502
TOTAL UTILITIES		101,412
TOTAL AUSTRALIA		7,088,651
AUSTRIA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	564	41,071
Financials - 0.3%
Banks - 0.2%
BAWAG Group AG (c)(d)	891	180,011
Erste Group Bank AG	310	40,323
		220,334
Insurance - 0.1%
UNIQA Insurance Group AG	1,020	21,172
Vienna Insurance Group AG Wiener Versicherung Gruppe	440	35,974
		57,146
TOTAL FINANCIALS		277,480
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
DO & Co AG	81	18,868
Machinery - 0.0%
ANDRITZ AG	123	11,517
TOTAL INDUSTRIALS		30,385
Materials - 0.0%
Construction Materials - 0.0%
Wienerberger AG	1,167	28,610
Paper & Forest Products - 0.0%
Mondi PLC	2,202	26,478
TOTAL MATERIALS		55,088
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	330	22,661
TOTAL AUSTRIA		426,685
BELGIUM - 0.6%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	73	15,102
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	3,290	285,750
Food Products - 0.0%
Lotus Bakeries NV	5	64,230
TOTAL CONSUMER STAPLES		349,980
Financials - 0.1%
Banks - 0.0%
KBC Group NV	164	23,573
Financial Services - 0.0%
Sofina SA	168	47,619
Insurance - 0.1%
Ageas SA/NV	1,908	158,195
TOTAL FINANCIALS		229,387
Health Care - 0.2%
Pharmaceuticals - 0.2%
Financiere de Tubize SA	124	27,740
UCB SA	832	213,855
TOTAL HEALTH CARE		241,595
Industrials - 0.0%
Construction & Engineering - 0.0%
Ackermans & van Haaren NV	82	25,455
Electrical Equipment - 0.0%
Cenergy Holdings SA (Greece)	277	6,842
TOTAL INDUSTRIALS		32,297
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	659	58,400
Real Estate - 0.0%
Industrial REITs - 0.0%
Warehouses De Pauw CVA	1,746	44,939
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	204	29,335
TOTAL BELGIUM		1,001,035
BRAZIL - 1.4%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	7,700	29,514
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Cosan SA (b)	10,100	8,109
Ultrapar Participacoes SA	8,200	53,463
TOTAL CONSUMER DISCRETIONARY		61,572
Consumer Staples - 0.0%
Food Products - 0.0%
MBRF Global Foods Co SA	10,000	34,601
Personal Care Products - 0.0%
Natura Cosmeticos SA (b)	11,100	18,350
TOTAL CONSUMER STAPLES		52,951
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA - Petrobras	24,200	234,116
Petroleo Brasileiro SA - Petrobras (PN)	6,100	52,250
PRIO SA/Brazil (b)	3,000	36,012
TOTAL ENERGY		322,378
Financials - 0.6%
Banks - 0.4%
Banco do Brasil SA	34,700	146,148
Itau Unibanco Holding SA	33,411	282,690
NU Holdings Ltd/Cayman Islands Class A (b)	7,875	112,849
		541,687
Capital Markets - 0.2%
B3 SA - Brasil Bolsa Balcao	48,600	150,810
XP Inc depository receipt	4,488	76,636
		227,446
TOTAL FINANCIALS		769,133
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Rede D'Or Sao Luiz SA (c)(d)	2,000	13,667
Pharmaceuticals - 0.0%
Hypera SA	4,567	19,163
TOTAL HEALTH CARE		32,830
Industrials - 0.1%
Aerospace & Defense - 0.1%
Embraer SA	7,600	130,271
Ground Transportation - 0.0%
Rumo SA	8,700	24,783
TOTAL INDUSTRIALS		155,054
Information Technology - 0.0%
Software - 0.0%
TOTVS SA	2,100	12,867
Materials - 0.4%
Chemicals - 0.1%
Yara International ASA	1,671	78,759
Containers & Packaging - 0.0%
Klabin SA unit	14,444	52,001
Metals & Mining - 0.3%
Vale SA	9,500	142,956
Wheaton Precious Metals Corp	1,031	112,142
		255,098
Paper & Forest Products - 0.0%
Suzano SA	8,800	75,203
TOTAL MATERIALS		461,061
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Multiplan Empreendimentos Imobiliarios SA	1,800	9,988
Utilities - 0.1%
Electric Utilities - 0.1%
Axia Energia SA	10,410	108,471
Axia Energia SA Series C	825	8,465
Cia Paranaense de Energia - Copel	22,600	66,117
		183,053
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (b)	8,000	41,522
TOTAL UTILITIES		224,575
TOTAL BRAZIL		2,131,923
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd	1,181	58,046
CANADA - 7.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
BCE Inc	3,361	72,909
Quebecor Inc Class B	1,037	47,987
TOTAL COMMUNICATION SERVICES		120,896
Consumer Discretionary - 0.3%
Broadline Retail - 0.1%
Canadian Tire Corp Ltd Class A	342	49,915
Dollarama Inc	225	30,650
		80,565
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	2,837	209,823
Textiles, Apparel & Luxury Goods - 0.1%
Gildan Activewear Inc	2,334	129,200
TOTAL CONSUMER DISCRETIONARY		419,588
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	1,111	72,128
Empire Co Ltd Class A	349	12,773
George Weston Ltd	1,857	138,787
Loblaw Cos Ltd	4,421	207,544
TOTAL CONSUMER STAPLES		431,232
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Cameco Corp	771	66,537
Canadian Natural Resources Ltd	10,200	485,899
Cenovus Energy Inc	9,083	273,880
Enbridge Inc	6,533	355,485
Imperial Oil Ltd	1,356	175,806
Keyera Corp	2,757	117,136
Suncor Energy Inc	2,980	200,119
TC Energy Corp	5,629	379,055
Whitecap Resources Inc	14,087	166,208
TOTAL ENERGY		2,220,125
Financials - 3.1%
Banks - 2.2%
Bank of Montreal	1,973	353,925
Bank of Nova Scotia/The	6,168	541,056
Canadian Imperial Bank of Commerce	2,508	297,056
National Bank of Canada	2,244	362,968
Royal Bank of Canada	4,779	1,000,255
Toronto Dominion Bank	7,506	899,746
		3,455,006
Capital Markets - 0.3%
Brookfield Corp Class A	10,721	455,653
TMX Group Ltd	1,799	65,757
		521,410
Insurance - 0.6%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	137	229,422
Great-West Lifeco Inc	3,027	200,684
Intact Financial Corp	105	20,617
Manulife Financial Corp	3,565	158,331
Power Corp of Canada Subordinate Voting Shares	4,082	278,957
Sun Life Financial Inc	548	45,467
		933,478
TOTAL FINANCIALS		4,909,894
Industrials - 0.8%
Aerospace & Defense - 0.1%
CAE Inc (b)	4,073	105,061
Construction & Engineering - 0.2%
Stantec Inc	1,468	103,598
WSP Global Inc	1,242	151,741
		255,339
Ground Transportation - 0.4%
Canadian National Railway Co	3,156	401,297
Canadian Pacific Kansas City Ltd	2,152	191,152
		592,449
Professional Services - 0.1%
Thomson Reuters Corp	1,654	162,256
Trading Companies & Distributors - 0.0%
Finning International Inc	1,317	87,276
TOTAL INDUSTRIALS		1,202,381
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (b)	87	28,788
IT Services - 0.4%
CGI Inc Class A	2,261	165,496
Shopify Inc Class A (b)	3,868	453,008
		618,504
Software - 0.2%
Constellation Software Inc/Canada	139	297,761
Open Text Corp	2,406	60,997
		358,758
TOTAL INFORMATION TECHNOLOGY		1,006,050
Materials - 1.0%
Chemicals - 0.1%
Nutrien Ltd	3,237	223,427
Metals & Mining - 0.9%
Agnico Eagle Mines Ltd/CA	1,494	216,898
Barrick Mining Corp	8,913	327,121
Equinox Gold Corp (e)	9,353	83,799
First Majestic Silver Corp	5,494	82,575
Franco-Nevada Corp	1,154	245,511
Hudbay Minerals Inc	4,854	110,144
Kinross Gold Corp	1,470	33,891
Lundin Gold Inc	1,055	59,070
Pan American Silver Corp	3,489	150,227
		1,309,236
TOTAL MATERIALS		1,532,663
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares	419	41,199
Utilities - 0.3%
Electric Utilities - 0.1%
Emera Inc	3,103	165,814
Fortis Inc/Canada	144	8,197
		174,011
Gas Utilities - 0.1%
AltaGas Ltd	3,581	142,489
Multi-Utilities - 0.1%
Algonquin Power & Utilities Corp	5,345	31,264
Canadian Utilities Ltd Class A	1,526	60,655
		91,919
TOTAL UTILITIES		408,419
TOTAL CANADA		12,292,447
CHILE - 0.4%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	150	1,003
Specialty Retail - 0.0%
Empresas Copec SA	4,445	30,358
TOTAL CONSUMER DISCRETIONARY		31,361
Consumer Staples - 0.0%
Beverages - 0.0%
Embotelladora Andina SA Class B	4,377	21,797
Financials - 0.1%
Banks - 0.1%
Banco de Credito e Inversiones SA	22	1,582
Banco Itau Chile SA	867	19,583
Banco Santander Chile	740,535	64,508
TOTAL FINANCIALS		85,673
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Quinenco SA	4,333	20,785
Passenger Airlines - 0.0%
Latam Airlines Group SA	402,962	10,723
TOTAL INDUSTRIALS		31,508
Materials - 0.3%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B	425	28,661
Metals & Mining - 0.3%
Antofagasta PLC	3,567	175,712
Lundin Mining Corp	6,666	165,051
		340,763
Paper & Forest Products - 0.0%
Empresas Cmpc SA	11,590	13,151
TOTAL MATERIALS		382,575
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Parque Arauco SA	5,208	22,087
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Chile SA	236,522	20,857
TOTAL CHILE		595,858
CHINA - 5.8%
Communication Services - 1.2%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (c)(d)	54,500	69,703
Entertainment - 0.2%
China Ruyi Holdings Ltd (b)	20,000	3,672
Netease Inc	11,100	295,329
		299,001
Interactive Media & Services - 1.0%
Baidu Inc A Shares (b)	900	12,467
Kuaishou Technology B Shares (c)(d)	27,500	153,238
Tencent Holdings Ltd	21,900	1,338,155
		1,503,860
TOTAL COMMUNICATION SERVICES		1,872,564
Consumer Discretionary - 1.8%
Automobile Components - 0.0%
Minth Group Ltd	1,300	4,585
Automobiles - 0.3%
BYD Co Ltd H Shares	21,800	260,616
Geely Automobile Holdings Ltd	58,000	146,435
Great Wall Motor Co Ltd H Shares	28,500	32,997
NIO Inc A Shares (b)	21,070	103,387
		543,435
Broadline Retail - 1.1%
Alibaba Group Holding Ltd	67,700	1,031,302
JD.com Inc A Shares	3,500	57,575
PDD Holdings Inc Class A ADR (b)	4,019	355,923
Prosus NV Class N	5,147	239,196
		1,683,996
Hotels, Restaurants & Leisure - 0.2%
Meituan B Shares (b)(c)(d)	12,000	141,677
Trip.com Group Ltd (b)	4,350	203,800
		345,477
Specialty Retail - 0.1%
Chow Tai Fook Jewellery Group Ltd	8,000	12,618
Pop Mart International Group Ltd (c)(d)	7,800	161,721
		174,339
Textiles, Apparel & Luxury Goods - 0.1%
Laopu Gold Co Ltd H Shares	600	24,849
Li Ning Co Ltd	27,000	52,159
Shenzhou International Group Holdings Ltd	9,300	52,866
		129,874
TOTAL CONSUMER DISCRETIONARY		2,881,706
Consumer Staples - 0.1%
Beverages - 0.0%
Tsingtao Brewery Co Ltd H Shares	8,000	47,536
Consumer Staples Distribution & Retail - 0.1%
JD Health International Inc (b)(c)(d)	12,350	62,047
Food Products - 0.0%
Wilmar International Ltd	9,400	28,746
TOTAL CONSUMER STAPLES		138,329
Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	4,000	3,611
Oil, Gas & Consumable Fuels - 0.2%
China Shenhua Energy Co Ltd H Shares	30,000	166,250
COSCO SHIPPING Energy Transportation Co Ltd H Shares	14,000	24,832
PetroChina Co Ltd H Shares	6,000	7,604
Yankuang Energy Group Co Ltd H Shares	36,000	54,443
		253,129
TOTAL ENERGY		256,740
Financials - 1.2%
Banks - 0.8%
Agricultural Bank of China Ltd H Shares	267,000	214,828
Bank of China Ltd H Shares	164,000	115,225
Bank of Communications Co Ltd H Shares	199,000	191,834
China Construction Bank Corp H Shares	287,000	336,773
Industrial & Commercial Bank of China Ltd H Shares	429,000	410,818
		1,269,478
Capital Markets - 0.0%
CITIC Securities Co Ltd H Shares	1,000	3,483
Insurance - 0.4%
China Pacific Insurance Group Co Ltd H Shares	31,400	122,358
New China Life Insurance Co Ltd H Shares	12,300	75,848
People's Insurance Co Group of China Ltd/The H Shares	113,000	78,672
Ping An Insurance Group Co of China Ltd H Shares	39,000	291,361
		568,239
TOTAL FINANCIALS		1,841,200
Health Care - 0.3%
Biotechnology - 0.2%
3SBio Inc (c)(d)	29,000	61,827
Akeso Inc (b)(c)(d)	10,000	119,798
Innovent Biologics Inc (b)(c)(d)	16,000	176,885
		358,510
Pharmaceuticals - 0.1%
Sino Biopharmaceutical Ltd	143,000	91,718
TOTAL HEALTH CARE		450,228
Industrials - 0.3%
Air Freight & Logistics - 0.1%
J&T Global Express Ltd B Shares (b)	65,600	84,401
ZTO Express Cayman Inc A Shares	4,700	112,477
		196,878
Electrical Equipment - 0.1%
Contemporary Amperex Technology Co Ltd H Shares	1,300	102,914
Ground Transportation - 0.1%
Full Truck Alliance Co Ltd ADR	9,729	92,328
Machinery - 0.0%
Airtac International Group	2,000	81,039
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd H Shares	26,000	52,282
TOTAL INDUSTRIALS		525,441
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
BYD Electronic International Co Ltd	2,000	5,988
IT Services - 0.0%
GDS Holdings Ltd A Shares (b)	12,900	52,492
Semiconductors & Semiconductor Equipment - 0.1%
GCL Technology Holdings Ltd (b)	344,000	26,757
Hua Hong Grace Semiconductor Ltd (b)(c)(d)	8,000	130,878
		157,635
Software - 0.1%
Horizon Robotics A Shares (b)	132,600	87,415
Kingdee International Software Group Co Ltd (b)	40,000	42,487
		129,902
Technology Hardware, Storage & Peripherals - 0.1%
Xiaomi Corp B Shares (b)(c)(d)	40,800	149,715
TOTAL INFORMATION TECHNOLOGY		495,732
Materials - 0.2%
Metals & Mining - 0.2%
China Gold International Resources Corp Ltd	3,200	71,774
China Hongqiao Group Ltd	37,000	115,778
MMG Ltd (b)	60,000	64,190
Shandong Gold Mining Co Ltd H Shares (c)(d)	2,250	5,784
Zhaojin Mining Industry Co Ltd H Shares	24,000	64,878
Zijin Mining Group Co Ltd H Shares	2,000	8,477
TOTAL MATERIALS		330,881
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
China Resources Mixc Lifestyle Services Ltd (c)(d)	2,800	14,253
KE Holdings Inc A Shares	22,400	125,639
TOTAL REAL ESTATE		139,892
Utilities - 0.1%
Gas Utilities - 0.0%
China Gas Holdings Ltd	200	156
Kunlun Energy Co Ltd	44,000	40,620
		40,776
Independent Power and Renewable Electricity Producers - 0.1%
China Resources Power Holdings Co Ltd	24,000	59,186
Water Utilities - 0.0%
Guangdong Investment Ltd	28,000	30,241
TOTAL UTILITIES		130,203
TOTAL CHINA		9,062,916
COLOMBIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Grupo Cibest SA	2,911	82,504
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	1,654	15,675
TOTAL COLOMBIA		98,179
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Moneta Money Bank AS (c)(d)	2,526	23,116
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	643	41,423
TOTAL CZECH REPUBLIC		64,539
DENMARK - 1.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	287	35,952
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	371	54,729
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	940	54,120
Jyske Bank A/S	501	79,611
		133,731
Insurance - 0.0%
Tryg A/S	3,917	93,483
TOTAL FINANCIALS		227,214
Health Care - 0.6%
Biotechnology - 0.1%
Genmab A/S (b)	698	200,911
Health Care Equipment & Supplies - 0.1%
Coloplast AS Series B	1,709	113,016
Pharmaceuticals - 0.4%
Novo Nordisk A/S Series B	9,586	453,433
TOTAL HEALTH CARE		767,360
Industrials - 0.2%
Air Freight & Logistics - 0.0%
DSV A/S	311	67,214
Commercial Services & Supplies - 0.0%
ISS A/S	846	37,510
Electrical Equipment - 0.2%
NKT A/S (b)	596	81,281
Vestas Wind Systems A/S	7,302	196,551
		277,832
TOTAL INDUSTRIALS		382,556
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	1,329	86,522
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(c)(d)	1,815	40,601
TOTAL DENMARK		1,594,934
EGYPT - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Egypt Co	1,371	2,777
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	3,262	2,321
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	5,546	15,289
Capital Markets - 0.0%
EFG Holding S.A.E.	16,775	8,592
Financial Services - 0.0%
Fawry for Banking & Payment Technology Services SAE (b)	19,176	7,037
TOTAL FINANCIALS		30,918
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	2,740	5,212
TOTAL EGYPT		41,228
FINLAND - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	581	23,435
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	1,107	27,547
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	1,667	58,746
Financials - 0.3%
Banks - 0.1%
Nordea Bank Abp (Sweden)	7,495	151,361
Insurance - 0.2%
Sampo Oyj A Shares	19,716	218,291
TOTAL FINANCIALS		369,652
Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	401	37,502
Industrials - 0.2%
Machinery - 0.2%
Konecranes Oyj A Shares	2,442	76,144
Valmet Oyj	124	3,735
Wartsila OYJ Abp	4,391	148,563
TOTAL INDUSTRIALS		228,442
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	20,688	191,218
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	7,092	81,274
UPM-Kymmene Oyj	260	7,074
TOTAL MATERIALS		88,348
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	1,684	38,304
TOTAL FINLAND		1,063,194
FRANCE - 4.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Orange SA	503	9,611
Media - 0.1%
Publicis Groupe SA	2,087	222,747
TOTAL COMMUNICATION SERVICES		232,358
Consumer Discretionary - 0.7%
Automobiles - 0.0%
Renault SA	1,962	61,953
Textiles, Apparel & Luxury Goods - 0.7%
Hermes International SCA	193	341,972
Kering SA	640	211,246
LVMH Moet Hennessy Louis Vuitton SE	796	437,112
		990,330
TOTAL CONSUMER DISCRETIONARY		1,052,283
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	5,299	97,247
Food Products - 0.2%
Danone SA	3,758	292,321
Personal Care Products - 0.2%
L'Oreal SA	646	287,725
TOTAL CONSUMER STAPLES		677,293
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
TotalEnergies SE	8,067	710,894
Financials - 0.7%
Banks - 0.4%
BNP Paribas SA	2,819	358,207
Credit Agricole SA	10,049	224,550
Societe Generale SA Series A	1,251	117,589
		700,346
Insurance - 0.3%
AXA SA	8,737	452,836
TOTAL FINANCIALS		1,153,182
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
EssilorLuxottica SA	1,572	297,614
Industrials - 1.4%
Aerospace & Defense - 0.8%
Airbus SE	2,912	683,617
Safran SA	1,013	398,090
Thales SA	28	7,940
		1,089,647
Building Products - 0.2%
Cie de Saint-Gobain SA	2,988	280,834
Construction & Engineering - 0.4%
Bouygues SA	1,677	94,465
Eiffage SA	845	120,096
Vinci SA	2,606	367,949
		582,510
Electrical Equipment - 0.0%
Legrand SA	392	59,595
TOTAL INDUSTRIALS		2,012,586
Information Technology - 0.1%
Software - 0.1%
Dassault Systemes SE	5,470	127,260
Materials - 0.3%
Chemicals - 0.3%
Air Liquide SA	2,454	483,459
Real Estate - 0.0%
Retail REITs - 0.0%
Unibail-Rodamco-Westfield unit	453	55,006
Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	3,645	113,619
Veolia Environnement SA	5,221	207,761
TOTAL UTILITIES		321,380
TOTAL FRANCE		7,123,315
GERMANY - 4.5%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Deutsche Telekom AG	11,367	350,797
Interactive Media & Services - 0.0%
Scout24 SE (c)(d)	854	73,219
TOTAL COMMUNICATION SERVICES		424,016
Consumer Discretionary - 0.2%
Automobiles - 0.0%
Mercedes-Benz Group AG	718	38,821
Textiles, Apparel & Luxury Goods - 0.2%
Adidas AG	1,324	244,971
TOTAL CONSUMER DISCRETIONARY		283,792
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	186	15,241
Personal Care Products - 0.0%
Beiersdorf AG	1,135	105,431
TOTAL CONSUMER STAPLES		120,672
Financials - 1.1%
Banks - 0.0%
Commerzbank AG	1,134	49,260
Capital Markets - 0.3%
Deutsche Bank AG	4,113	151,180
Deutsche Boerse AG	1,137	342,484
		493,664
Insurance - 0.8%
Allianz SE	1,236	615,655
Hannover Rueck SE	631	182,346
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	687	412,681
		1,210,682
TOTAL FINANCIALS		1,753,606
Health Care - 0.4%
Biotechnology - 0.1%
BioNTech SE ADR (b)	1,237	112,047
Health Care Equipment & Supplies - 0.1%
Siemens Healthineers AG (c)(d)	3,841	163,567
Health Care Providers & Services - 0.1%
Fresenius SE & Co KGaA	3,930	201,992
Pharmaceuticals - 0.1%
Bayer AG	1,645	91,291
TOTAL HEALTH CARE		568,897
Industrials - 1.4%
Aerospace & Defense - 0.2%
MTU Aero Engines AG	477	199,009
Rheinmetall AG	108	142,771
		341,780
Air Freight & Logistics - 0.2%
Deutsche Post AG	5,422	362,199
Electrical Equipment - 0.4%
Siemens Energy AG	3,357	573,520
Industrial Conglomerates - 0.5%
Siemens AG	2,306	755,554
Trading Companies & Distributors - 0.1%
Brenntag SE	1,379	97,224
TOTAL INDUSTRIALS		2,130,277
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.4%
Infineon Technologies AG	7,157	513,612
Software - 0.3%
SAP SE	2,741	502,412
TOTAL INFORMATION TECHNOLOGY		1,016,024
Materials - 0.2%
Chemicals - 0.1%
BASF SE	1,767	102,581
Symrise AG	517	53,119
		155,700
Construction Materials - 0.1%
Heidelberg Materials AG	966	179,836
TOTAL MATERIALS		335,536
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LEG Immobilien SE	891	53,479
Vonovia SE	1,803	43,742
TOTAL REAL ESTATE		97,221
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
RWE AG	4,122	271,793
Multi-Utilities - 0.0%
E.ON SE	3,826	82,424
TOTAL UTILITIES		354,217
TOTAL GERMANY		7,084,258
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	636	14,683
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
JUMBO SA	878	24,502
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Motor Oil Hellas Corinth Refineries SA	235	13,765
Financials - 0.2%
Banks - 0.2%
Alpha Bank SA	10,201	50,182
Eurobank SA	29,657	152,186
TOTAL FINANCIALS		202,368
Industrials - 0.0%
Construction & Engineering - 0.0%
GEK TERNA SA	775	40,413
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	1,130	29,058
TOTAL GREECE		324,789
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	396	37,810
HONG KONG - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
PCCW Ltd	53,000	39,738
Consumer Staples - 0.1%
Food Products - 0.1%
WH Group Ltd (c)(d)	92,000	99,128
Financials - 0.5%
Capital Markets - 0.3%
Futu Holdings Ltd Class A ADR	739	77,684
Hong Kong Exchanges & Clearing Ltd	6,800	354,299
		431,983
Insurance - 0.2%
AIA Group Ltd	31,400	316,540
Prudential PLC	2,123	31,906
		348,446
TOTAL FINANCIALS		780,429
Industrials - 0.2%
Ground Transportation - 0.0%
MTR Corp Ltd	16,000	67,571
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	500	6,344
Machinery - 0.2%
Techtronic Industries Co Ltd	12,000	201,979
TOTAL INDUSTRIALS		275,894
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASMPT Ltd	1,100	21,221
Real Estate - 0.2%
Real Estate Management & Development - 0.1%
Henderson Land Development Co Ltd	16,000	57,941
Hongkong Land Holdings Ltd (Singapore)	11,400	92,441
Sun Hung Kai Properties Ltd	500	7,847
Swire Properties Ltd	6,000	18,285
		176,514
Retail REITs - 0.1%
Link REIT	30,690	153,090
TOTAL REAL ESTATE		329,604
Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	4,000	31,929
Power Assets Holdings Ltd	16,000	120,473
TOTAL UTILITIES		152,402
TOTAL HONG KONG		1,698,416
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A (b)	1,836	26,287
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	954	141,173
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	507	18,909
TOTAL HUNGARY		186,369
INDIA - 2.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd (b)	16,685	68,434
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	9,548	197,307
TOTAL COMMUNICATION SERVICES		265,741
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Samvardhana Motherson International Ltd	44,801	70,777
Automobiles - 0.0%
Mahindra & Mahindra Ltd	189	6,732
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (b)	52,597	166,731
Specialty Retail - 0.1%
Trent Ltd	2,937	92,519
Textiles, Apparel & Luxury Goods - 0.1%
Titan Co Ltd	3,794	193,754
TOTAL CONSUMER DISCRETIONARY		530,513
Consumer Staples - 0.1%
Beverages - 0.0%
Varun Beverages Ltd	6,384	29,590
Tobacco - 0.1%
ITC Ltd	35,604	104,844
TOTAL CONSUMER STAPLES		134,434
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Bharat Petroleum Corp Ltd	24,232	81,004
Indian Oil Corp Ltd	12,611	18,491
Oil & Natural Gas Corp Ltd	49,461	126,042
Reliance Industries Ltd	19,171	262,548
TOTAL ENERGY		488,085
Financials - 0.9%
Banks - 0.6%
Axis Bank Ltd	835	10,754
Federal Bank Ltd	20,926	78,692
HDFC Bank Ltd/Gift City	31,090	243,555
ICICI Bank Ltd	28,332	425,918
IndusInd Bank Ltd	4,261	45,200
State Bank of India	16,432	176,895
		981,014
Consumer Finance - 0.2%
Bajaj Finance Ltd	22,462	268,588
Financial Services - 0.1%
Jio Financial Services Ltd	36,671	98,575
Power Finance Corp Ltd	17,041	75,770
		174,345
TOTAL FINANCIALS		1,423,947
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Apollo Hospitals Enterprise Ltd	1,185	111,203
Max Healthcare Institute Ltd	8,590	98,893
		210,096
Pharmaceuticals - 0.0%
Cipla Ltd/India	627	9,679
TOTAL HEALTH CARE		219,775
Industrials - 0.3%
Aerospace & Defense - 0.2%
Bharat Electronics Ltd	40,548	164,847
Hindustan Aeronautics Ltd (d)	2,543	123,904
		288,751
Electrical Equipment - 0.0%
Suzlon Energy Ltd (b)	25,380	12,757
Machinery - 0.1%
Tata Motors Ltd /new	27,598	126,278
TOTAL INDUSTRIALS		427,786
Information Technology - 0.3%
IT Services - 0.3%
Infosys Ltd	4,064	48,289
Persistent Systems Ltd	560	32,601
Tata Consultancy Services Ltd	7,915	196,420
Tech Mahindra Ltd	7,397	128,470
TOTAL INFORMATION TECHNOLOGY		405,780
Materials - 0.2%
Metals & Mining - 0.2%
Hindalco Industries Ltd	17,762	182,053
Vedanta Ltd	20,640	57,316
TOTAL MATERIALS		239,369
Utilities - 0.1%
Electric Utilities - 0.1%
Power Grid Corp of India Ltd	52,338	155,840
Tata Power Co Ltd/The	9,359	37,348
TOTAL UTILITIES		193,188
TOTAL INDIA		4,328,618
INDONESIA - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	19,100	2,788
Media - 0.0%
Elang Mahkota Teknologi Tbk PT	399,600	11,747
Wireless Telecommunication Services - 0.0%
Indosat Tbk PT	107,300	11,291
XLSMART Telecom Sejahtera Tbk PT	53,500	7,245
		18,536
TOTAL COMMUNICATION SERVICES		33,071
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (b)	3,745,600	10,420
Consumer Staples - 0.0%
Food Products - 0.0%
Charoen Pokphand Indonesia Tbk PT	84,500	15,474
Indofood CBP Sukses Makmur Tbk PT	12,000	4,650
TOTAL CONSUMER STAPLES		20,124
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adaro Andalan Indonesia PT	32,900	16,944
Alamtri Resources Indonesia Tbk PT	51,400	7,027
Bumi Resources Tbk PT (b)	2,029,300	18,480
TOTAL ENERGY		42,451
Financials - 0.2%
Banks - 0.2%
Bank Negara Indonesia Persero Tbk PT	152,700	29,900
Bank Rakyat Indonesia Persero Tbk PT	794,500	133,617
TOTAL FINANCIALS		163,517
Health Care - 0.0%
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	54,400	2,185
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Astra International Tbk PT	79,500	22,584
Materials - 0.0%
Chemicals - 0.0%
Barito Pacific Tbk PT	260,000	26,451
Metals & Mining - 0.0%
ANTAM Persero Tbk PT	33,000	5,259
Bumi Resources Minerals Tbk PT (b)	898,900	27,849
		33,108
TOTAL MATERIALS		59,559
Utilities - 0.0%
Gas Utilities - 0.0%
Perusahaan Gas Negara Tbk PT Class B	29,000	2,416
TOTAL INDONESIA		356,327
IRELAND - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	619	59,102
Financials - 0.1%
Banks - 0.1%
Bank of Ireland Group PLC	8,368	174,561
Industrials - 0.1%
Building Products - 0.1%
Kingspan Group PLC	1,255	116,138
TOTAL IRELAND		349,801
ISRAEL - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bezeq The Israeli Telecommunication Corp Ltd	4,548	10,895
Wireless Telecommunication Services - 0.0%
Partner Communications Co Ltd	1,408	17,376
TOTAL COMMUNICATION SERVICES		28,271
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (b)	34	1,336
Hotels, Restaurants & Leisure - 0.0%
Fattal Holdings 1998 Ltd (b)	82	18,187
TOTAL CONSUMER DISCRETIONARY		19,523
Consumer Staples - 0.0%
Food Products - 0.0%
Strauss Group Ltd	514	19,474
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Paz Retail And Energy Ltd	76	21,459
Financials - 0.3%
Banks - 0.2%
Bank Hapoalim BM	9,398	228,547
Bank Leumi Le-Israel BM	1,109	26,266
First International Bank of Israel Ltd	504	38,981
		293,794
Insurance - 0.1%
Harel Insurance Investments & Financial Services Ltd	1,339	76,971
Phoenix Financial Ltd	2,586	145,523
		222,494
TOTAL FINANCIALS		516,288
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	4,492	157,265
Industrials - 0.1%
Aerospace & Defense - 0.0%
Bet Shemesh Engines Holdings 1997 Ltd (b)	66	17,944
Elbit Systems Ltd	3	2,416
		20,360
Construction & Engineering - 0.1%
Electra Ltd/Israel	482	18,765
Shapir Engineering and Industry Ltd	1,552	23,251
Shikun & Binui Ltd (b)	3,499	20,034
		62,050
Marine Transportation - 0.0%
ZIM Integrated Shipping Services Ltd	1,356	34,158
Passenger Airlines - 0.0%
El Al Israel Airlines	3,680	16,362
TOTAL INDUSTRIALS		132,930
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Next Vision Stabilized Systems Ltd	718	55,791
Semiconductors & Semiconductor Equipment - 0.1%
Camtek Ltd/Israel (Israel) (b)	69	9,619
Nova Ltd (Israel) (b)	342	137,113
		146,732
TOTAL INFORMATION TECHNOLOGY		202,523
Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	880	4,505
Israel Corp Ltd Class A1	430	11,272
TOTAL MATERIALS		15,777
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Alony Hetz Properties & Investments Ltd	1,259	13,103
Big Shopping Centers Ltd	192	43,212
Melisron Ltd	285	37,465
TOTAL REAL ESTATE		93,780
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Energix-Renewable Energies Ltd	3,106	22,560
OPC Energy Ltd (b)	1,959	61,484
TOTAL UTILITIES		84,044
TOTAL ISRAEL		1,291,334
ITALY - 1.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (c)(d)	9,854	73,008
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Ferrari NV (Italy)	184	72,162
Hotels, Restaurants & Leisure - 0.1%
Lottomatica Group Spa	3,394	91,896
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA	56	5,678
TOTAL CONSUMER DISCRETIONARY		169,736
Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV	2,099	14,271
Energy - 0.1%
Energy Equipment & Services - 0.0%
Saipem SpA	10,644	51,404
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	3,418	95,077
TOTAL ENERGY		146,481
Financials - 1.2%
Banks - 1.0%
Banco BPM SpA	12,920	235,027
BPER Banca SPA	13,341	216,455
Intesa Sanpaolo SpA	75,519	570,873
UniCredit SpA	4,482	422,706
		1,445,061
Financial Services - 0.1%
Banca Mediolanum SpA	776	20,734
Poste Italiane SpA	5,298	160,127
		180,861
Insurance - 0.1%
Generali	1,594	80,782
TOTAL FINANCIALS		1,706,704
Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	406	24,181
Industrials - 0.2%
Aerospace & Defense - 0.2%
Leonardo SpA	3,439	218,588
Electrical Equipment - 0.0%
Prysmian SpA	315	43,468
Machinery - 0.0%
Interpump Group SpA	1,075	43,065
TOTAL INDUSTRIALS		305,121
Utilities - 0.3%
Electric Utilities - 0.3%
Enel SpA	20,770	234,564
Terna - Rete Elettrica Nazionale	14,212	163,427
		397,991
Gas Utilities - 0.0%
Italgas SpA	7,152	73,781
Multi-Utilities - 0.0%
Hera SpA	8,183	35,782
TOTAL UTILITIES		507,554
TOTAL ITALY		2,947,056
JAPAN - 15.8%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.0%
NTT Inc	12,100	11,598
Entertainment - 0.4%
Konami Group Corp	1,300	167,465
Nexon Co Ltd	5,500	86,199
Nintendo Co Ltd	6,600	314,834
		568,498
Interactive Media & Services - 0.1%
LY Corp	33,400	93,061
Media - 0.0%
Dentsu Group Inc (b)	2,300	51,034
Wireless Telecommunication Services - 0.4%
KDDI Corp	4,800	88,434
SoftBank Corp	196,700	276,084
SoftBank Group Corp	10,800	336,393
		700,911
TOTAL COMMUNICATION SERVICES		1,425,102
Consumer Discretionary - 2.5%
Automobile Components - 0.4%
Aisin Corp	7,100	97,886
Denso Corp	16,400	201,374
Sumitomo Electric Industries Ltd	19,600	259,408
		558,668
Automobiles - 0.9%
Honda Motor Co Ltd	28,300	285,253
Isuzu Motors Ltd	6,800	101,453
Nissan Motor Co Ltd (b)	31,800	67,139
Subaru Corp	7,100	120,859
Toyota Motor Corp	40,900	774,020
		1,348,724
Broadline Retail - 0.2%
Isetan Mitsukoshi Holdings Ltd	4,300	95,973
J Front Retailing Co Ltd	100	1,861
Pan Pacific International Holdings Corp	28,200	157,988
Rakuten Group Inc (b)	19,200	100,112
		355,934
Hotels, Restaurants & Leisure - 0.2%
McDonald's Holdings Co Japan Ltd	1,200	60,575
Oriental Land Co Ltd/Japan	11,000	219,556
		280,131
Household Durables - 0.6%
Panasonic Holdings Corp	3,700	97,837
Sekisui House Ltd	7,400	162,003
Sony Group Corp	28,900	675,361
Sumitomo Forestry Co Ltd	8,200	69,162
		1,004,363
Specialty Retail - 0.2%
Fast Retailing Co Ltd	600	293,802
Nitori Holdings Co Ltd	5,600	90,344
		384,146
TOTAL CONSUMER DISCRETIONARY		3,931,966
Consumer Staples - 0.7%
Beverages - 0.1%
Asahi Group Holdings Ltd	15,800	164,892
Consumer Staples Distribution & Retail - 0.1%
Aeon Co Ltd	18,700	160,441
Seven & i Holdings Co Ltd	1,400	18,564
Tsuruha Holdings Inc	2,600	39,691
		218,696
Food Products - 0.4%
Ajinomoto Co Inc	6,900	212,785
Kikkoman Corp	11,200	115,348
MEIJI Holdings Co Ltd	3,100	73,728
NH Foods Ltd	1,100	43,200
Yakult Honsha Co Ltd	3,400	60,172
Yamazaki Baking Co Ltd	900	19,020
		524,253
Household Products - 0.1%
Unicharm Corp	15,000	95,144
Tobacco - 0.0%
Japan Tobacco Inc	1,400	62,422
TOTAL CONSUMER STAPLES		1,065,407
Energy - 0.1%
Energy Equipment & Services - 0.0%
Modec Inc	500	32,292
Oil, Gas & Consumable Fuels - 0.1%
ENEOS Holdings Inc	20,700	170,952
Inpex Corp	100	2,305
Iwatani Corp	1,600	20,366
		193,623
TOTAL ENERGY		225,915
Financials - 2.9%
Banks - 1.8%
Fukuoka Financial Group Inc	2,300	105,134
Iyogin Holdings Inc	3,500	78,748
Japan Post Bank Co Ltd	1,000	19,335
Kyoto Financial Group Inc	3,600	99,230
Mitsubishi UFJ Financial Group Inc	40,100	895,695
Mizuho Financial Group Inc	7,000	362,909
Resona Holdings Inc	17,600	238,670
Sumitomo Mitsui Financial Group Inc	17,700	760,550
Sumitomo Mitsui Trust Group Inc	23,200	238,558
		2,798,829
Capital Markets - 0.2%
Japan Exchange Group Inc	12,100	164,598
SBI Holdings Inc	6,400	120,821
		285,419
Financial Services - 0.1%
Mitsubishi HC Capital Inc	11,600	106,804
ORIX Corp	1,100	44,395
Sony Financial Group Inc	35,500	34,416
		185,615
Insurance - 0.8%
Daiichi Life Group Inc	24,800	299,023
MS&AD Insurance Group Holdings Inc	8,500	261,660
Sompo Holdings Inc	1,100	48,836
T&D Holdings Inc	5,700	179,640
Tokio Marine Holdings Inc	9,700	494,375
		1,283,534
TOTAL FINANCIALS		4,553,397
Health Care - 0.8%
Health Care Equipment & Supplies - 0.3%
Asahi Intecc Co Ltd	3,000	67,683
Hoya Corp	1,900	290,543
Sysmex Corp	5,600	56,546
		414,772
Pharmaceuticals - 0.5%
Astellas Pharma Inc	13,400	184,046
Chugai Pharmaceutical Co Ltd	4,400	190,922
Daiichi Sankyo Co Ltd	1,700	27,475
Eisai Co Ltd	3,600	108,226
Otsuka Holdings Co Ltd	600	41,604
Shionogi & Co Ltd	7,900	142,842
Takeda Pharmaceutical Co Ltd	3,400	116,741
		811,856
TOTAL HEALTH CARE		1,226,628
Industrials - 3.9%
Building Products - 0.3%
AGC Inc	2,500	94,283
Daikin Industries Ltd	1,900	275,224
Nitto Boseki Co Ltd	2,000	34,350
Sanwa Holdings Corp	2,600	55,734
TOTO Ltd	1,700	73,779
		533,370
Construction & Engineering - 0.2%
Kandenko Co Ltd	1,400	46,566
Kinden Corp	1,300	57,211
Obayashi Corp	6,400	125,788
Taisei Corp	1,600	129,604
		359,169
Electrical Equipment - 0.5%
Fuji Electric Co Ltd	1,700	148,357
Fujikura Ltd	9,900	251,226
Mitsubishi Electric Corp	11,100	399,857
		799,440
Ground Transportation - 0.2%
Central Japan Railway Co	7,400	184,148
Hankyu Hanshin Holdings Inc	2,800	82,846
		266,994
Industrial Conglomerates - 0.4%
Hitachi Ltd	20,900	684,905
Machinery - 1.0%
Daifuku Co Ltd	4,200	154,712
Ebara Corp	4,800	162,948
FANUC Corp	500	20,148
IHI Corp	8,900	155,616
Komatsu Ltd	800	34,712
Kubota Corp	9,900	167,959
Makita Corp	3,200	103,073
MINEBEA MITSUMI Inc	4,600	104,761
Mitsubishi Heavy Industries Ltd	16,500	385,480
NGK Corp	2,800	95,800
Yaskawa Electric Corp	3,000	89,333
		1,474,542
Marine Transportation - 0.1%
Mitsui OSK Lines Ltd	3,800	140,379
Professional Services - 0.2%
Recruit Holdings Co Ltd	3,300	260,967
Trading Companies & Distributors - 1.0%
ITOCHU Corp	18,400	230,913
Marubeni Corp	9,100	294,118
Mitsubishi Corp	10,900	325,831
Mitsui & Co Ltd	8,000	245,474
Sojitz Corp	2,400	80,185
Sumitomo Corp	6,700	69,546
Toyota Tsusho Corp	5,200	215,828
		1,461,895
TOTAL INDUSTRIALS		5,981,661
Information Technology - 2.5%
Electronic Equipment, Instruments & Components - 0.6%
Horiba Ltd	500	78,476
Keyence Corp	400	200,635
Meiko Electronics Co Ltd	200	25,121
Murata Manufacturing Co Ltd	11,400	519,434
Omron Corp	2,100	70,223
		893,889
IT Services - 0.4%
Fujitsu Ltd	11,600	267,372
Nomura Research Institute Ltd	5,100	150,876
Obic Co Ltd	3,800	108,998
Otsuka Corp	2,800	57,776
		585,022
Semiconductors & Semiconductor Equipment - 1.4%
Advantest Corp	3,500	691,537
Kioxia Holdings Corp (b)	1,500	418,105
Lasertec Corp	800	183,786
Renesas Electronics Corp	14,000	280,613
Rohm Co Ltd	3,900	103,414
Tokyo Electron Ltd	1,300	434,638
		2,112,093
Technology Hardware, Storage & Peripherals - 0.1%
FUJIFILM Holdings Corp	10,000	235,397
Seiko Epson Corp	3,600	65,941
		301,338
TOTAL INFORMATION TECHNOLOGY		3,892,342
Materials - 0.8%
Chemicals - 0.4%
Asahi Kasei Corp	15,200	162,259
Mitsubishi Chemical Group Corp	15,800	116,270
Nissan Chemical Corp	1,500	69,724
Shin-Etsu Chemical Co Ltd	4,500	160,426
Tokyo Ohka Kogyo Co Ltd	1,400	75,821
		584,500
Metals & Mining - 0.4%
JFE Holdings Inc	7,500	85,096
JX Advanced Metals Corp	6,300	145,960
Kobe Steel Ltd	4,500	58,245
Mitsui Kinzoku Co Ltd	700	131,791
Nippon Steel Corp	47,200	192,284
		613,376
TOTAL MATERIALS		1,197,876
Real Estate - 0.5%
Diversified REITs - 0.0%
Nomura Real Estate Master Fund Inc	50	47,822
United Urban Investment Corp	13	13,285
		61,107
Industrial REITs - 0.0%
GLP J-REIT	56	50,890
Office REITs - 0.1%
Japan Real Estate Investment Corp	83	63,515
Nippon Building Fund Inc	100	84,351
		147,866
Real Estate Management & Development - 0.4%
Daiwa House Industry Co Ltd	5,600	164,453
Mitsubishi Estate Co Ltd	900	21,849
Mitsui Fudosan Co Ltd	19,900	193,855
Nomura Real Estate Holdings Inc	6,600	37,927
Tokyu Fudosan Holdings Corp	6,900	57,349
		475,433
TOTAL REAL ESTATE		735,296
Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	7,700	133,326
Gas Utilities - 0.1%
Osaka Gas Co Ltd	3,400	116,650
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co Ltd	400	9,463
TOTAL UTILITIES		259,439
TOTAL JAPAN		24,495,029
KOREA (SOUTH) - 5.8%
Communication Services - 0.1%
Entertainment - 0.0%
Krafton Inc	362	60,445
NC Corp	186	29,879
Pearl Abyss Corp (b)	25	581
		90,905
Interactive Media & Services - 0.1%
Kakao Corp	3,736	95,129
TOTAL COMMUNICATION SERVICES		186,034
Consumer Discretionary - 0.2%
Automobiles - 0.1%
Hyundai Motor Co	134	35,079
Kia Corp	1,877	167,207
		202,286
Hotels, Restaurants & Leisure - 0.0%
Kangwon Land Inc	1,431	14,503
Household Durables - 0.1%
Coway Co Ltd	601	37,620
LG Electronics Inc	1,205	131,966
		169,586
TOTAL CONSUMER DISCRETIONARY		386,375
Consumer Staples - 0.1%
Personal Care Products - 0.1%
Amorepacific Corp	385	34,302
APR Corp/Korea	266	58,328
LG H&H Co Ltd	84	16,583
TOTAL CONSUMER STAPLES		109,213
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SK Innovation Co Ltd (b)	822	62,210
Financials - 0.4%
Banks - 0.2%
KakaoBank Corp	2,862	43,372
KB Financial Group Inc	166	19,196
Shinhan Financial Group Co Ltd	3,109	213,244
		275,812
Capital Markets - 0.0%
KIWOOM Securities Co Ltd	61	12,034
Korea Investment Holdings Co Ltd	362	50,494
		62,528
Insurance - 0.2%
Samsung Fire & Marine Insurance Co Ltd	341	145,820
Samsung Life Insurance Co Ltd	1,009	208,976
		354,796
TOTAL FINANCIALS		693,136
Health Care - 0.2%
Life Sciences Tools & Services - 0.2%
Peptron Inc (b)	324	28,381
Samsung Biologics Co Ltd (b)(c)(d)	151	153,496
		181,877
Pharmaceuticals - 0.0%
Sam Chun Dang Pharm Co Ltd	227	23,129
Yuhan Corp	789	39,807
		62,936
TOTAL HEALTH CARE		244,813
Industrials - 0.7%
Aerospace & Defense - 0.0%
Hanwha Aerospace Co Ltd	14	8,880
Korea Aerospace Industries Ltd	471	41,434
		50,314
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	82	11,110
Electrical Equipment - 0.1%
Doosan Enerbility Co Ltd (b)	204	9,237
Ecopro BM Co Ltd	213	15,033
Ecopro Co Ltd	640	34,616
Hyosung Heavy Industries Corp	45	72,261
		131,147
Industrial Conglomerates - 0.5%
Samsung C&T Corp	752	173,092
SK Inc	348	128,456
SK Square Co Ltd	611	415,105
		716,653
Machinery - 0.1%
HD Korea Shipbuilding & Offshore Engineering Co Ltd	378	99,181
Samsung Heavy Industries Co Ltd (b)	6,020	88,435
		187,616
TOTAL INDUSTRIALS		1,096,840
Information Technology - 4.0%
Electronic Equipment, Instruments & Components - 0.2%
IsuPetasys Co Ltd	970	48,120
LG Display Co Ltd (b)	7,990	49,667
Samsung SDI Co Ltd (b)	681	183,474
		281,261
Semiconductors & Semiconductor Equipment - 1.7%
Hanmi Semiconductor Co Ltd	678	96,839
LEENO Industrial Inc	1,096	47,595
SK Hynix Inc	2,250	2,524,652
		2,669,086
Technology Hardware, Storage & Peripherals - 2.1%
Samsung Electronics Co Ltd	18,122	3,116,482
TOTAL INFORMATION TECHNOLOGY		6,066,829
Materials - 0.1%
Chemicals - 0.0%
Dongjin Semichem Co Ltd	340	8,962
Hanwha Solutions Corp (b)	1,651	28,713
OCI Holdings Co Ltd	179	23,318
		60,993
Metals & Mining - 0.1%
Korea Zinc Co Ltd	140	94,319
TOTAL MATERIALS		155,312
Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	936	22,223
TOTAL KOREA (SOUTH)		9,022,985
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	9,422	18,180
Financials - 0.2%
Banks - 0.2%
Al Ahli Bank of Kuwait KSCP	23,845	20,654
Gulf Bank KSCP	32,633	37,126
Kuwait Finance House KSCP	9,146	23,205
National Bank of Kuwait SAKP	71,096	197,158
TOTAL FINANCIALS		278,143
Industrials - 0.0%
Industrial Conglomerates - 0.0%
National Industries Group Holding SAK	6,949	5,098
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	1,794	5,381
TOTAL KUWAIT		306,802
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
SES SA Series A depository receipt	1,266	8,401
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	423	33,247
Materials - 0.1%
Metals & Mining - 0.1%
APERAM SA	492	25,792
ArcelorMittal SA	1,365	95,608
TOTAL MATERIALS		121,400
TOTAL LUXEMBOURG		163,048
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Sands China Ltd	24,000	45,047
MALAYSIA - 0.4%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
CELCOMDIGI BHD	39,500	28,820
Maxis Bhd	22,300	20,194
TOTAL COMMUNICATION SERVICES		49,014
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
MR DIY Group M Bhd (c)(d)	46,200	17,854
Consumer Staples - 0.1%
Food Products - 0.1%
Kuala Lumpur Kepong Bhd	7,600	39,132
Nestle Malaysia Bhd	700	17,326
United Plantations BHD	3,100	25,616
TOTAL CONSUMER STAPLES		82,074
Energy - 0.0%
Energy Equipment & Services - 0.0%
Yinson Holdings BHD	29,400	14,020
Financials - 0.3%
Banks - 0.3%
AMMB Holdings Bhd	32,800	54,324
Hong Leong Financial Group Bhd	1,100	4,985
Public Bank Bhd	143,700	181,670
RHB Bank Bhd	22,500	47,060
TOTAL FINANCIALS		288,039
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	3,200	6,542
Kpj Healthcare Bhd	28,200	21,401
TOTAL HEALTH CARE		27,943
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Sime Darby Bhd	43,600	23,026
Sunway Bhd	33,300	42,966
		65,992
Transportation Infrastructure - 0.0%
Westports Holdings Bhd	628	1,094
TOTAL INDUSTRIALS		67,086
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Inari Amertron Bhd	9,100	4,928
Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	37,000	43,396
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
IOI Properties Group Bhd	16,400	15,208
Utilities - 0.0%
Gas Utilities - 0.0%
Petronas Gas Bhd	10,600	45,497
Multi-Utilities - 0.0%
YTL Power International Bhd	27,700	28,303
TOTAL UTILITIES		73,800
TOTAL MALAYSIA		683,362
MEXICO - 0.6%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV Series B	71,000	90,474
Consumer Staples - 0.1%
Beverages - 0.0%
Coca-Cola Femsa SAB de CV unit	6,600	71,360
Consumer Staples Distribution & Retail - 0.1%
Wal-Mart de Mexico SAB de CV Series V	50,900	147,679
Food Products - 0.0%
Sigma Foods SAB de CV	13,900	14,173
TOTAL CONSUMER STAPLES		233,212
Financials - 0.1%
Banks - 0.1%
Banco del Bajio SA (c)(d)	9,400	31,321
Grupo Financiero Banorte SAB de CV	4,000	46,325
Grupo Financiero Inbursa SAB de CV Series O	21,600	55,486
		133,132
Insurance - 0.0%
Qualitas Controladora SAB de CV	2,100	19,196
TOTAL FINANCIALS		152,328
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	2,800	37,399
Grupo Aeroportuario del Sureste SAB de CV Series B	2,075	57,463
TOTAL INDUSTRIALS		94,862
Materials - 0.2%
Construction Materials - 0.1%
Cemex SAB de CV unit	143,900	170,409
Metals & Mining - 0.1%
Fresnillo PLC	2,289	76,354
Grupo Mexico SAB de CV Series B	2,600	31,182
Industrias Penoles SAB de CV	680	31,304
		138,840
TOTAL MATERIALS		309,249
Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	28,300	50,964
TOTAL MEXICO		931,089
NETHERLANDS - 2.7%
Communication Services - 0.1%
Entertainment - 0.1%
Universal Music Group NV	7,186	118,566
Consumer Staples - 0.2%
Beverages - 0.2%
Heineken Holding NV Class A	424	35,668
Heineken NV	2,353	213,042
		248,710
Consumer Staples Distribution & Retail - 0.0%
Koninklijke Ahold Delhaize NV	709	28,092
TOTAL CONSUMER STAPLES		276,802
Financials - 0.5%
Banks - 0.3%
ABN AMRO Bank NV depository receipt (d)	5,256	236,377
ING Groep NV	6,659	234,008
		470,385
Financial Services - 0.1%
Adyen NV (b)(c)(d)	222	225,822
Insurance - 0.1%
ASR Nederland NV	1,193	97,510
TOTAL FINANCIALS		793,717
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE (b)	103	88,219
Health Care Equipment & Supplies - 0.0%
Koninklijke Philips NV	2,969	78,227
TOTAL HEALTH CARE		166,446
Industrials - 0.1%
Professional Services - 0.1%
Wolters Kluwer NV	2,227	174,839
Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
ASM International NV	303	279,943
ASML Holding NV	1,416	2,333,491
BE Semiconductor Industries NV	269	61,496
TOTAL INFORMATION TECHNOLOGY		2,674,930
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	660	46,228
TOTAL NETHERLANDS		4,251,528
NEW ZEALAND - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Chorus Ltd (Australia)	2,992	16,516
Consumer Staples - 0.0%
Food Products - 0.0%
a2 Milk Co Ltd/The (Australia)	2,610	12,607
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	3,641	31,607
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Fisher & Paykel Healthcare Corp Ltd	1,329	31,785
Industrials - 0.0%
Building Products - 0.0%
Fletcher Building Ltd (b)	12,561	26,935
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	3,236	16,592
TOTAL INDUSTRIALS		43,527
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (b)	614	30,654
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Meridian Energy Ltd	15,002	50,306
TOTAL NEW ZEALAND		217,002
NORWAY - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	352	4,969
Interactive Media & Services - 0.0%
Vend Marketplaces ASA B Shares	2,095	52,831
TOTAL COMMUNICATION SERVICES		57,800
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (c)(d)	429	3,861
Consumer Staples - 0.1%
Food Products - 0.1%
Orkla ASA	7,452	82,776
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	3,511	123,918
Equinor ASA	785	32,225
Var Energi ASA	10,888	54,225
TOTAL ENERGY		210,368
Financials - 0.1%
Banks - 0.0%
DNB Bank ASA	546	17,571
SpareBank 1 SMN	1,383	28,648
SpareBank 1 Sor-Norge ASA	2,357	52,723
		98,942
Insurance - 0.1%
Storebrand ASA A Shares	5,059	107,506
TOTAL FINANCIALS		206,448
Industrials - 0.1%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA	511	15,970
Industrial Conglomerates - 0.1%
Aker ASA A Shares	271	36,429
Machinery - 0.0%
TOMRA Systems ASA	2,520	27,866
TOTAL INDUSTRIALS		80,265
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Kitron ASA	1,682	15,422
TOTAL NORWAY		656,940
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	259	103,750
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	553	16,745
TOTAL PERU		120,495
PHILIPPINES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	250	4,970
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	1,740	4,225
Consumer Staples - 0.0%
Food Products - 0.0%
Universal Robina Corp	2,980	2,873
Financials - 0.1%
Banks - 0.1%
Bank of the Philippine Islands	23,510	39,271
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Ayala Corp	2,820	23,555
JG Summit Holdings Inc	14,000	5,069
TOTAL INDUSTRIALS		28,624
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	56,500	15,562
SM Prime Holdings Inc	19,300	5,769
TOTAL REAL ESTATE		21,331
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	840	6,527
TOTAL PHILIPPINES		107,821
POLAND - 0.4%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA (b)	252	16,858
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (b)(c)(d)	6,300	75,865
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Zabka Group SA	3,609	30,722
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA	2,235	88,571
Financials - 0.3%
Banks - 0.3%
Bank Millennium SA (b)	5,869	32,458
Bank Polska Kasa Opieki SA	2,042	134,197
Erste Bank Polska SA	476	93,654
TOTAL FINANCIALS		260,309
Industrials - 0.0%
Construction & Engineering - 0.0%
Budimex SA	20	3,862
Professional Services - 0.0%
Benefit Systems SA (b)	33	47,703
TOTAL INDUSTRIALS		51,565
Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	187	9,999
Materials - 0.0%
Metals & Mining - 0.0%
Grupa Kety SA	106	35,469
KGHM Polska Miedz SA	237	19,537
TOTAL MATERIALS		55,006
Utilities - 0.0%
Electric Utilities - 0.0%
Tauron Polska Energia SA	6,616	15,961
TOTAL POLAND		604,856
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	530	10,610
Sonae SGPS SA	8,505	20,007
TOTAL CONSUMER STAPLES		30,617
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	1,531	34,770
Financials - 0.1%
Banks - 0.1%
Banco Comercial Portugues SA	31,701	38,933
Utilities - 0.0%
Electric Utilities - 0.0%
EDP SA	2,228	11,484
Multi-Utilities - 0.0%
Redes Energeticas Naci Sgps SA	3,735	14,881
TOTAL UTILITIES		26,365
TOTAL PORTUGAL		130,685
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	4,078	14,000
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	5,995	22,887
Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	75,192	41,096
Doha Bank QPSC	11,092	8,829
Qatar Islamic Bank QPSC	19,929	118,556
TOTAL FINANCIALS		168,481
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	628	1,818
Marine Transportation - 0.0%
Qatar Navigation QSC	11,020	29,973
TOTAL INDUSTRIALS		31,791
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	12,505	3,757
Utilities - 0.0%
Multi-Utilities - 0.0%
Nebras Energy	1,352	5,488
TOTAL QATAR		246,404
SAUDI ARABIA - 0.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Saudi Telecom Co	1,009	11,591
Media - 0.0%
Saudi Research & Media Group (b)	518	8,145
Wireless Telecommunication Services - 0.1%
Etihad Etisalat Co	4,594	76,026
Mobile Telecommunications Co Saudi Arabia	8,098	22,318
		98,344
TOTAL COMMUNICATION SERVICES		118,080
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Jarir Marketing Co	6,029	26,681
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Nahdi Medical Co	328	8,301
Food Products - 0.0%
Saudia Dairy & Foodstuff Co	112	6,060
Savola Group/The	1,631	11,318
		17,378
TOTAL CONSUMER STAPLES		25,679
Energy - 0.0%
Energy Equipment & Services - 0.0%
Ades Holding Co	997	4,417
Financials - 0.4%
Banks - 0.4%
Al Rajhi Bank	6,222	103,631
Alinma Bank	17,777	110,577
Bank AlBilad	8,139	53,292
Saudi National Bank/The	20,350	212,414
		479,914
Insurance - 0.0%
Co for Cooperative Insurance/The	465	15,180
TOTAL FINANCIALS		495,094
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Dallah Healthcare Co	441	12,353
Dr Sulaiman Al Habib Medical Services Group Co	21	1,314
Mouwasat Medical Services Co	1,009	16,712
TOTAL HEALTH CARE		30,379
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	167	7,693
Electrical Equipment - 0.0%
Riyadh Cables Group Co	702	18,655
TOTAL INDUSTRIALS		26,348
Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	231	13,218
Elm Co	33	5,958
TOTAL INFORMATION TECHNOLOGY		19,176
Materials - 0.2%
Chemicals - 0.2%
Saudi Aramco Base Oil Co	534	18,016
Saudi Basic Industries Corp	9,690	127,979
Saudi Kayan Petrochemical Co (b)	9,362	12,464
Yanbu National Petrochemical Co	3,315	27,099
TOTAL MATERIALS		185,558
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Arabian Centres Co (c)(d)	846	3,507
Makkah Construction & Development Co	1,187	25,902
TOTAL REAL ESTATE		29,409
Utilities - 0.0%
Electric Utilities - 0.0%
Saudi Energy Co	10,759	48,560
Independent Power and Renewable Electricity Producers - 0.0%
ACWA Power Co (b)	298	14,886
TOTAL UTILITIES		63,446
TOTAL SAUDI ARABIA		1,024,267
SINGAPORE - 1.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	28,100	97,223
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Sea Ltd Class A ADR (b)	1,220	130,223
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	82,000	40,586
TOTAL CONSUMER DISCRETIONARY		170,809
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Hafnia Ltd	550	4,222
Financials - 0.7%
Banks - 0.6%
DBS Group Holdings Ltd	5,400	311,562
Oversea-Chinese Banking Corp Ltd	20,500	465,622
United Overseas Bank Ltd	2,000	67,638
		844,822
Capital Markets - 0.1%
Singapore Exchange Ltd	9,400	179,203
TOTAL FINANCIALS		1,024,025
Industrials - 0.1%
Aerospace & Defense - 0.1%
Singapore Technologies Engineering Ltd	17,400	136,726
Passenger Airlines - 0.0%
Singapore Airlines Ltd	10,700	64,187
TOTAL INDUSTRIALS		200,913
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Venture Corp Ltd	700	8,722
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV (Italy)	2,462	129,688
TOTAL INFORMATION TECHNOLOGY		138,410
Real Estate - 0.1%
Industrial REITs - 0.1%
CapitaLand Ascendas REIT	46,920	93,980
Mapletree Industrial Trust	4,900	7,373
		101,353
Real Estate Management & Development - 0.0%
City Developments Ltd	7,400	45,258
Specialized REITs - 0.0%
Keppel DC REIT	27,800	48,343
TOTAL REAL ESTATE		194,954
Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	3,100	13,333
TOTAL SINGAPORE		1,843,889
SOUTH AFRICA - 0.9%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	3,471	43,030
Vodacom Group Ltd	7,551	73,060
TOTAL COMMUNICATION SERVICES		116,090
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Naspers Ltd Class N	1,982	104,140
Specialty Retail - 0.0%
Mr Price Group Ltd	2,979	30,676
Pepkor Holdings Ltd (c)(d)	42,959	55,293
		85,969
TOTAL CONSUMER DISCRETIONARY		190,109
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Shoprite Holdings Ltd	5,146	89,504
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	918	11,366
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd	9,441	130,124
Standard Bank Group Ltd	10,948	217,997
		348,121
Financial Services - 0.0%
FirstRand Ltd	889	5,316
Remgro Ltd	5,100	59,929
		65,245
Insurance - 0.1%
Sanlam Ltd	20,347	108,327
TOTAL FINANCIALS		521,693
Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	1,295	11,734
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	1,321	19,821
Materials - 0.3%
Metals & Mining - 0.3%
Anglo American PLC	2,297	116,278
Gold Fields Ltd	870	28,095
Harmony Gold Mining Co Ltd	6,246	98,550
Northam Platinum Holdings Ltd	4,061	58,149
Valterra Platinum Ltd	2,170	162,491
TOTAL MATERIALS		463,563
Real Estate - 0.0%
Diversified REITs - 0.0%
Growthpoint Properties Ltd	34,157	36,534
TOTAL SOUTH AFRICA		1,460,414
SPAIN - 2.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica SA	31,858	131,532
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Amadeus IT Group SA Class A	3,568	220,206
Specialty Retail - 0.1%
Industria de Diseno Textil SA	2,632	171,774
TOTAL CONSUMER DISCRETIONARY		391,980
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	4,255	129,867
Financials - 1.1%
Banks - 1.1%
Banco Bilbao Vizcaya Argentaria SA	26,590	745,369
Banco de Sabadell SA	49,129	188,372
Banco Santander SA	48,020	682,954
Bankinter SA	2,968	54,521
CaixaBank SA	6,411	93,128
TOTAL FINANCIALS		1,764,344
Industrials - 0.2%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	1,549	197,021
Transportation Infrastructure - 0.1%
Aena SME SA (c)(d)	2,829	87,037
TOTAL INDUSTRIALS		284,058
Real Estate - 0.0%
Diversified REITs - 0.0%
Merlin Properties Socimi SA	1,671	29,019
Utilities - 0.5%
Electric Utilities - 0.5%
Endesa SA	3,746	182,982
Iberdrola SA	19,694	468,965
Redeia Corp SA	4,450	78,485
		730,432
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renewables SA	3,420	53,043
TOTAL UTILITIES		783,475
TOTAL SPAIN		3,514,275
SWEDEN - 2.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	27,741	128,709
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	2,936	50,864
TOTAL COMMUNICATION SERVICES		179,573
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares	4,701	86,093
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Axfood AB B Shares	1,366	34,902
Food Products - 0.1%
AAK AB	2,388	51,511
TOTAL CONSUMER STAPLES		86,413
Financials - 0.5%
Banks - 0.3%
Skandinaviska Enskilda Banken AB A Shares	236	5,534
Svenska Handelsbanken AB A Shares	13,423	205,245
Swedbank AB A1 Shares	6,369	254,836
		465,615
Capital Markets - 0.0%
Avanza Bank Holding AB	1,322	54,339
Financial Services - 0.2%
Industrivarden AB C Shares	2,034	116,330
Investor AB B Shares	4,318	186,375
		302,705
TOTAL FINANCIALS		822,659
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Elekta AB B Shares	5,009	25,449
Getinge AB B Shares	2,705	67,439
TOTAL HEALTH CARE		92,888
Industrials - 0.9%
Aerospace & Defense - 0.1%
Saab AB B Shares	2,687	168,845
Building Products - 0.2%
Assa Abloy AB B Shares	6,623	245,752
Industrial Conglomerates - 0.0%
Lifco AB B Shares	2,633	89,590
Machinery - 0.5%
Atlas Copco AB A Shares	15,364	324,639
Epiroc AB A Shares	4,752	121,825
Epiroc AB B Shares	6,637	145,395
Sandvik AB	1,558	58,260
Volvo AB A Shares	1,348	51,699
Volvo AB B Shares	3,112	119,040
		820,858
Trading Companies & Distributors - 0.1%
AddTech AB B Shares	3,064	111,527
TOTAL INDUSTRIALS		1,436,572
Information Technology - 0.2%
Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson B Shares	2,498	24,572
Electronic Equipment, Instruments & Components - 0.2%
Hexagon AB B Shares	18,354	181,164
Mycronic AB	1,390	45,807
		226,971
TOTAL INFORMATION TECHNOLOGY		251,543
Materials - 0.1%
Chemicals - 0.0%
Hexpol AB B Shares	2,596	24,182
Paper & Forest Products - 0.1%
Holmen AB B Shares	1,229	41,689
Svenska Cellulosa AB SCA B Shares	7,369	83,772
		125,461
TOTAL MATERIALS		149,643
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Sagax AB B Shares	2,799	49,177
Wihlborgs Fastigheter AB	2,908	23,622
TOTAL REAL ESTATE		72,799
TOTAL SWEDEN		3,178,183
SWITZERLAND - 3.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	102	78,476
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	2,067	488,519
Consumer Staples - 0.7%
Food Products - 0.7%
Chocoladefabriken Lindt & Spruengli AG	5	57,710
Chocoladefabriken Lindt & Spruengli AG participation certificates	1	117,633
Nestle SA	8,936	893,163
TOTAL CONSUMER STAPLES		1,068,506
Financials - 1.0%
Capital Markets - 0.3%
Julius Baer Group Ltd	670	58,907
UBS Group AG	8,976	472,421
		531,328
Insurance - 0.7%
Helvetia Baloise Holding AG	681	182,622
Swiss Life Holding AG	201	237,386
Zurich Insurance Group AG	733	558,347
		978,355
TOTAL FINANCIALS		1,509,683
Health Care - 0.3%
Health Care Equipment & Supplies - 0.1%
Straumann Holding AG	1,285	159,135
Life Sciences Tools & Services - 0.0%
Lonza Group AG	117	81,362
Pharmaceuticals - 0.2%
Galderma Group AG	180	39,170
Sandoz Group AG	2,937	238,898
		278,068
TOTAL HEALTH CARE		518,565
Industrials - 0.6%
Building Products - 0.1%
Geberit AG	268	176,424
Electrical Equipment - 0.4%
ABB Ltd	4,632	456,988
Machinery - 0.1%
VAT Group AG (c)(d)	263	195,839
Marine Transportation - 0.0%
Kuehne + Nagel International AG	293	74,550
TOTAL INDUSTRIALS		903,801
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	531	53,911
Materials - 0.3%
Chemicals - 0.3%
DSM-Firmenich AG	2,386	257,230
Givaudan SA	61	243,713
TOTAL MATERIALS		500,943
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Swiss Prime Site AG	306	49,886
TOTAL SWITZERLAND		5,172,290
TAIWAN - 8.4%
Communication Services - 0.1%
Entertainment - 0.1%
International Games System Co Ltd	3,000	71,826
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	18,000	58,460
TOTAL COMMUNICATION SERVICES		130,286
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	2,000	23,591
Textiles, Apparel & Luxury Goods - 0.0%
Eclat Textile Co Ltd	3,000	32,104
Feng TAY Enterprise Co Ltd	5,000	10,550
		42,654
TOTAL CONSUMER DISCRETIONARY		66,245
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	6,000	41,569
Food Products - 0.0%
Lien Hwa Industrial Holdings Corp	12,240	15,196
TOTAL CONSUMER STAPLES		56,765
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Formosa Petrochemical Corp	6,000	12,964
Financials - 0.8%
Banks - 0.3%
CTBC Financial Holding Co Ltd	12,000	23,962
E.Sun Financial Holding Co Ltd	157,000	187,343
Mega Financial Holding Co Ltd	125,000	204,992
Taiwan Cooperative Financial Holding Co Ltd	62,000	52,856
		469,153
Financial Services - 0.2%
Yuanta Financial Holding Co Ltd	118,000	246,285
Insurance - 0.3%
Fubon Financial Holding Co Ltd	70,325	280,444
KGI Financial Holding Co Ltd	194,000	183,372
		463,816
TOTAL FINANCIALS		1,179,254
Health Care - 0.0%
Pharmaceuticals - 0.0%
Caliway Biopharmaceuticals Co Ltd (b)	22,000	69,726
Industrials - 0.1%
Electrical Equipment - 0.0%
Walsin Lihwa Corp	40,000	38,403
Marine Transportation - 0.1%
Evergreen Marine Corp Taiwan Ltd	13,000	81,739
Wan Hai Lines Ltd	19,000	49,583
Yang Ming Marine Transport Corp	20,000	31,303
		162,625
TOTAL INDUSTRIALS		201,028
Information Technology - 7.2%
Electronic Equipment, Instruments & Components - 0.9%
Chroma ATE Inc	4,000	251,421
Delta Electronics Inc	10,000	492,205
Elite Material Co Ltd	2,000	287,239
Hon Hai Precision Industry Co Ltd	31,000	236,857
Innolux Corp	92,000	126,315
		1,394,037
Semiconductors & Semiconductor Equipment - 5.8%
ASE Technology Holding Co Ltd	5,000	85,362
eMemory Technology Inc	1,000	75,167
Jentech Precision Industrial Co Ltd	1,000	103,628
Macronix International Co Ltd (b)	23,000	69,116
MediaTek Inc	8,000	852,618
Nanya Technology Corp	14,000	149,747
Novatek Microelectronics Corp	7,000	110,684
Phison Electronics Corp	2,000	98,476
Powerchip Semiconductor Manufacturing Corp (b)	39,000	63,815
Taiwan Semiconductor Manufacturing Co Ltd	91,010	6,734,706
United Microelectronics Corp	102,000	381,769
Winbond Electronics Corp	36,000	138,912
		8,864,000
Technology Hardware, Storage & Peripherals - 0.5%
Asustek Computer Inc	8,000	198,592
Lite-On Technology Corp	25,000	158,506
Quanta Computer Inc	22,000	195,801
Wistron Corp	37,000	198,523
		751,422
TOTAL INFORMATION TECHNOLOGY		11,009,459
Materials - 0.2%
Chemicals - 0.1%
Formosa Chemicals & Fibre Corp	59,000	102,787
Construction Materials - 0.0%
Asia Cement Corp	45,000	45,878
Metals & Mining - 0.1%
China Steel Corp	183,000	107,118
TOTAL MATERIALS		255,783
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Highwealth Construction Corp	5,000	6,784
TOTAL TAIWAN		12,988,294
THAILAND - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
True Corp PCL	8,300	3,567
True Corp PCL depository receipt	176,500	75,853
TOTAL COMMUNICATION SERVICES		79,420
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Central Retail Corp PCL	400	319
Central Retail Corp PCL depository receipt	37,100	29,605
		29,924
Specialty Retail - 0.0%
Home Product Center PCL depository receipt	16,200	3,142
TOTAL CONSUMER DISCRETIONARY		33,066
Consumer Staples - 0.0%
Beverages - 0.0%
Osotspa PCL	1,200	629
Osotspa PCL depository receipt	15,800	8,290
Thai Beverage PCL	88,800	31,904
		40,823
Food Products - 0.0%
Thai Union Group PCL depository receipt	9,900	3,606
Thaifoods Group PCL depository receipt	23,400	6,852
		10,458
TOTAL CONSUMER STAPLES		51,281
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
PTT Exploration & Production PCL	1,200	5,371
PTT Exploration & Production PCL depository receipt	15,600	69,830
TOTAL ENERGY		75,201
Financials - 0.1%
Banks - 0.1%
Krung Thai Bank PCL depository receipt	38,500	50,832
Thanachart Capital PCL depository receipt	5,900	13,762
Tisco Financial Group PCL depository receipt	4,600	17,669
TMBThanachart Bank PCL depository receipt	536,900	49,048
TOTAL FINANCIALS		131,311
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bumrungrad Hospital Pcl depository receipt	3,900	21,854
Industrials - 0.0%
Ground Transportation - 0.0%
BTS Group Holdings PCL depository receipt (b)	47,400	3,032
Transportation Infrastructure - 0.0%
Airports of Thailand PCL depository receipt	8,800	16,703
Bangkok Expressway & Metro PCL	2,500	504
Bangkok Expressway & Metro PCL depository receipt	89,900	18,138
		35,345
TOTAL INDUSTRIALS		38,377
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Delta Electronics Thailand PCL	500	4,092
Delta Electronics Thailand PCL depository receipt	17,100	139,939
TOTAL INFORMATION TECHNOLOGY		144,031
Materials - 0.0%
Chemicals - 0.0%
PTT Global Chemical PCL depository receipt	21,900	23,983
Containers & Packaging - 0.0%
SCG Packaging PCL depository receipt	1,600	1,452
TOTAL MATERIALS		25,435
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL depository receipt	600	1,233
WHA Corp PCL depository receipt	101,300	14,669
TOTAL REAL ESTATE		15,902
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Electricity Generating PCL depository receipt	1,800	7,209
Global Power Synergy PCL	500	767
Global Power Synergy PCL depository receipt	5,300	8,134
Gulf Development PCL	2,000	3,985
Gulf Development PCL depository receipt	20,900	41,640
TOTAL UTILITIES		61,735
TOTAL THAILAND		677,613
TURKEY - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	4,615	9,707
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Isiklar Enerji ve Yapi Holding AS (b)	5,995	21,132
Mavi Giyim Sanayi Ve Ticaret AS Class B (c)(d)	6,569	5,408
TOTAL CONSUMER DISCRETIONARY		26,540
Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	21,999	10,129
Coca-Cola Icecek AS	10,360	19,851
		29,980
Consumer Staples Distribution & Retail - 0.0%
Migros Ticaret AS	438	5,766
Sok Marketler Ticaret AS (b)	3,087	3,313
		9,079
Food Products - 0.0%
Ulker Biskuvi Sanayi AS	1,277	2,319
TOTAL CONSUMER STAPLES		41,378
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	3,202	19,895
Financials - 0.0%
Banks - 0.0%
Turkiye Is Bankasi AS Class C	78,348	20,560
Consumer Finance - 0.0%
Katilimevim Tasarruf Finansman AS	5,832	19,097
Financial Services - 0.0%
Destek Finans Faktoring AS (b)	809	28,994
TOTAL FINANCIALS		68,651
Health Care - 0.0%
Health Care Providers & Services - 0.0%
MLP Saglik Hizmetleri AS (b)(c)(d)	230	1,959
Industrials - 0.2%
Construction & Engineering - 0.1%
Enka Insaat ve Sanayi AS	21,788	40,166
Industrial Conglomerates - 0.1%
KOC Holding AS	15,654	64,865
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS	2,264	12,947
TOTAL INDUSTRIALS		117,978
Information Technology - 0.0%
IT Services - 0.0%
Odine Solutions Teknoloji Ticaret VE Sanayi AS (b)	35	1,841
Software - 0.0%
MIA Teknoloji AS (b)	7,319	4,747
TOTAL INFORMATION TECHNOLOGY		6,588
Materials - 0.0%
Chemicals - 0.0%
Sasa Polyester Sanayi AS (b)	172,269	8,954
Metals & Mining - 0.0%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (b)	242	2,656
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (b)	11,393	9,878
Turk Altin Isletmeleri AS (b)	12,368	11,494
		24,028
TOTAL MATERIALS		32,982
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Kuyumcukent Gayrimenkul Yatirimlari AS (b)	3,709	5,534
Ufuk Yatirim Yonetim ve Gayrimenkul AS (b)	224	8,372
TOTAL REAL ESTATE		13,906
Utilities - 0.0%
Gas Utilities - 0.0%
Enerya Enerji AS	5,003	970
Independent Power and Renewable Electricity Producers - 0.0%
Margun Enerji Uretim Sanayi VE Ticaret AS	10,230	7,944
TOTAL UTILITIES		8,914
TOTAL TURKEY		348,498
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Emirates Telecommunications Group Co PJSC	13,353	74,018
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	29,654	17,520
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ADNOC Logistics & Services	13,755	23,218
Financials - 0.3%
Banks - 0.3%
Abu Dhabi Islamic Bank PJSC	13,276	76,699
Emirates NBD Bank PJSC	22,396	184,144
TOTAL FINANCIALS		260,843
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Pure Health Holding PJSC	6,672	4,104
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Dubai Investments PJSC	14,056	13,777
Modon Holding PSC (b)	43,179	33,504
TOTAL INDUSTRIALS		47,281
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	43,781	88,563
Emaar Development PJSC	6,920	24,417
TOTAL REAL ESTATE		112,980
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	30,645	22,861
TOTAL UNITED ARAB EMIRATES		562,825
UNITED KINGDOM - 6.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
BT Group PLC	56,989	154,613
Interactive Media & Services - 0.1%
Autotrader Group PLC (c)(d)	9,807	69,249
Rightmove PLC	4,606	28,841
		98,090
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC	8,367	13,278
TOTAL COMMUNICATION SERVICES		265,981
Consumer Discretionary - 0.2%
Diversified Consumer Services - 0.1%
Pearson PLC	7,197	121,447
Hotels, Restaurants & Leisure - 0.1%
Compass Group PLC	2,779	88,122
Household Durables - 0.0%
Barratt Redrow PLC	16,500	65,574
Specialty Retail - 0.0%
Kingfisher PLC	19,431	81,065
TOTAL CONSUMER DISCRETIONARY		356,208
Consumer Staples - 1.2%
Beverages - 0.2%
Diageo PLC	14,002	307,601
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	12,792	61,962
Marks & Spencer Group PLC	23,888	130,581
Tesco PLC	8,914	58,673
		251,216
Household Products - 0.0%
Reckitt Benckiser Group PLC	978	69,024
Personal Care Products - 0.3%
Unilever PLC	6,617	421,024
Tobacco - 0.5%
British American Tobacco PLC	9,367	568,211
Imperial Brands PLC	5,313	201,633
		769,844
TOTAL CONSUMER STAPLES		1,818,709
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
DCC Energy plc	316	26,959
Financials - 2.3%
Banks - 1.7%
Barclays PLC	32,674	224,585
HSBC Holdings PLC	59,933	1,276,292
Lloyds Banking Group PLC	301,578	466,124
NatWest Group PLC	43,644	411,678
Standard Chartered PLC	11,645	344,315
		2,722,994
Capital Markets - 0.2%
3i Group PLC	6,868	264,403
London Stock Exchange Group PLC	763	85,832
		350,235
Financial Services - 0.1%
M&G PLC	26,568	128,010
Insurance - 0.3%
Beazley PLC	6,952	120,914
Hiscox Ltd	752	18,334
Legal & General Group PLC	51,038	206,635
Standard Life PLC	9,361	116,448
		462,331
TOTAL FINANCIALS		3,663,570
Health Care - 1.0%
Health Care Equipment & Supplies - 0.1%
Convatec Group PLC (c)(d)	6,070	18,324
Smith & Nephew PLC	9,535	149,156
		167,480
Pharmaceuticals - 0.9%
Astrazeneca PLC	5,487	934,150
GSK PLC	19,221	499,801
		1,433,951
TOTAL HEALTH CARE		1,601,431
Industrials - 1.0%
Aerospace & Defense - 0.7%
Babcock International Group PLC	4,812	72,701
BAE Systems PLC	15,169	429,424
Rolls-Royce Holdings PLC	26,101	520,706
		1,022,831
Machinery - 0.0%
Weir Group PLC/The	3,201	113,721
Passenger Airlines - 0.1%
International Consolidated Airlines Group SA	27,245	159,708
Professional Services - 0.1%
RELX PLC	3,906	137,382
Trading Companies & Distributors - 0.1%
Bunzl PLC	3,941	148,828
TOTAL INDUSTRIALS		1,582,470
Information Technology - 0.1%
Software - 0.1%
Sage Group PLC/The	10,282	134,862
Real Estate - 0.1%
Diversified REITs - 0.1%
Land Securities Group PLC	9,243	88,039
Industrial REITs - 0.0%
Tritax Big Box REIT PLC	23,672	54,269
TOTAL REAL ESTATE		142,308
Utilities - 0.4%
Electric Utilities - 0.2%
SSE PLC	7,482	236,382
Multi-Utilities - 0.1%
National Grid PLC	12,934	207,020
Water Utilities - 0.1%
United Utilities Group PLC	8,047	149,991
TOTAL UTILITIES		593,393
TOTAL UNITED KINGDOM		10,185,891
UNITED STATES - 4.1%
Communication Services - 0.1%
Entertainment - 0.1%
Spotify Technology SA (b)	391	195,477
Consumer Discretionary - 0.2%
Automobiles - 0.1%
Stellantis NV (Italy) (b)	23,657	135,364
Hotels, Restaurants & Leisure - 0.1%
InterContinental Hotels Group PLC	1,320	212,124
TOTAL CONSUMER DISCRETIONARY		347,488
Consumer Staples - 0.0%
Food Products - 0.0%
JBS NV depository receipt	4,661	65,006
Energy - 1.0%
Energy Equipment & Services - 0.1%
Tenaris SA	3,850	110,455
Oil, Gas & Consumable Fuels - 0.9%
BP PLC	73,968	555,734
DHT Holdings Inc	1,519	28,208
Shell PLC	19,425	889,115
		1,473,057
TOTAL ENERGY		1,583,512
Financials - 0.1%
Insurance - 0.1%
Swiss Re AG	544	90,740
Health Care - 1.9%
Health Care Equipment & Supplies - 0.1%
Alcon AG	3,250	222,630
Life Sciences Tools & Services - 0.0%
ICON PLC (b)	293	47,924
Pharmaceuticals - 1.8%
Haleon PLC	14,332	70,163
Novartis AG	6,411	1,002,628
Roche Holding AG	2,962	1,295,521
Sanofi SA	3,070	264,363
		2,632,675
TOTAL HEALTH CARE		2,903,229
Industrials - 0.6%
Commercial Services & Supplies - 0.0%
Waste Connections Inc	373	62,486
Construction & Engineering - 0.0%
Ferrovial NV	226	14,787
Electrical Equipment - 0.4%
Schneider Electric SE	1,735	582,935
Professional Services - 0.2%
Experian PLC	6,510	245,620
TOTAL INDUSTRIALS		905,828
Information Technology - 0.0%
Software - 0.0%
JFrog Ltd (b)	1,096	87,450
Materials - 0.2%
Construction Materials - 0.2%
Buzzi SpA	335	15,881
Holcim AG	504	45,775
James Hardie Industries PLC depository receipt (b)	6,699	172,934
Titan SA (Greece)	145	8,711
TOTAL MATERIALS		243,301
TOTAL UNITED STATES		6,422,031
TOTAL COMMON STOCKS (Cost $139,301,441)		150,627,537

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE	1,712	56,823
Volkswagen AG non-voting shares	1,790	154,695

TOTAL GERMANY		211,518
KOREA (SOUTH) - 0.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co non-voting shares	213	28,789
Hyundai Motor Co Series 2	95	12,930
TOTAL CONSUMER DISCRETIONARY		41,719
Information Technology - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co Ltd non-voting shares	1,978	245,592
TOTAL KOREA (SOUTH)		287,311
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $520,761)		498,829

U.S. Treasury Obligations - 0.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (h) (Cost $169,795)	3.64	170,000	169,830

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	4,215,652	4,216,495
Fidelity Securities Lending Cash Central Fund (i)(j)	3.72	87,111	87,120
TOTAL MONEY MARKET FUNDS (Cost $4,303,599)			4,303,615

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $144,295,596)	155,599,811
NET OTHER ASSETS (LIABILITIES) - 0.3% (f)	433,891
NET ASSETS - 100.0%	156,033,702

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ICE MSCI EAFE Index Contracts (United States)	18	9/2026	2,864,070	43,335
ICE MSCI Emerging Markets Index Contracts (United States)	18	9/2026	1,478,070	31,683
TME S&P/TSX 60 Index Contracts (Canada)	2	9/2026	594,785	1,928
TOTAL LONG				76,946

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,858,678 or 1.8% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,218,959 or 2.1% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Includes $36,065 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $169,830.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	3,145,797	73,430,706	72,359,680	114,270	(344)	16	4,216,495	4,215,652
Fidelity Securities Lending Cash Central Fund	-	446,334	359,214	694	-	-	87,120	87,111
	3,145,797	73,877,040	72,718,894	114,964	(344)	16	4,303,615

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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